DEFERRED TRANSACTION COSTS	12 Months Ended
Dec. 31, 2022
Deferred Transaction Costs [Abstract]
DEFERRED TRANSACTION COSTS [Text Block]

11. DEFERRED TRANSACTION COSTS

Fees paid to establish the convertible debt facility (see Note 15) are recognized as transaction costs. These costs include fees such as commitment fees, advisory, legal, and technical due diligence fees. Management determined that the transaction costs are all attributable to the initial advance and subsequent advances and as a result, decided to allocate the transaction costs exclusively to the non-derivative financial liability host.

Transaction costs solely related to the initial advance are included in full in the host's initial measurement. Transaction costs related to both the initial advance and the subsequent advances are allocated on a pro-rata basis. As a result, 50% of the costs are included in the host's initial measurement (included in the effective interest rate calculation on the residual financial liability) and the other 50% is deferred as an asset (included in the non-current asset line "Deferred transaction costs" in the consolidated statement of the financial position) and will be deducted from the liability pro-rata subsequent advances when such advances are drawn.

Standby fees (see Note 15) related to the undrawn portion of the convertible debt facility are also included in the deferred transaction costs.